Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 30, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
VIPSI-INV-SUSTK-1225-102 1.9897491.102	December 12, 2025
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Summary Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
VIPSI-SUSTK-1225-102 1.9897492.102	December 12, 2025